Statement of Cash Flows (USD $)	7 Months Ended	9 Months Ended	19 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2012
Net Cash Provided by (Used in) Operating Activities
Net (loss)	$ (136,308)	$ (36,082)	$ (174,288)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Common stock issued in connection with services provided by consultants	100,000		100,000
Imputed interest on related party loan	731	2,958	4,587
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	100,731	2,958	104,587
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts payable		184	184
Increase (Decrease) in Accrued expenses		54	54
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	100,731	3,196	104,825
Net Cash Provided by (Used in) Operating Activities	(35,577)	(32,886)	(69,463)
Net Cash Provided by (Used in) Financing Activities
Increase (decrease) in notes payable to a stockholder	35,650	2,100	37,750
Proceeds from (Repayments of) Notes Payable		20,000	20,000
Proceeds from Issuance of Common Stock			15,700
Net Cash Provided by (Used in) Financing Activities	35,650	22,100	73,450
Cash and Cash Equivalents, Period Increase (Decrease)	73	(10,786)	3,987
Cash and Cash Equivalents, at Carrying Value		14,773
Cash and Cash Equivalents, at Carrying Value	$ 73	$ 3,987	$ 3,987